Other Income (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2013	Sep. 26, 2014	Dec. 31, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Proceeds from sale of marketable equity securities					$ 167.0
Gain on sale of marketable equity securities					122.6	$ 201.5	$ 0.0
Marketable securities, after tax realized gain (loss)					$ 77.0
After-tax gain on sale upon closing of transaction, per diluted share					$ 0.11
Gain on sale of a product line					$ 33.9	0.0	0.0
Gain on sale of joint venture					$ 0.0	$ 229.8	$ 0.0
Align Technology, Inc.
Proceeds from sale of marketable equity securities			$ 251.0
Gain on sale of marketable equity securities			202.0
Marketable securities, after tax realized gain (loss)			$ 125.0
After-tax gain on sale upon closing of transaction, per diluted share			$ 0.18
Marketable securities, number of shares sold			5
Marketable securities, number of shares received in a legal settlement			8
Apex
Gain on sale of joint venture	$ 229.8			$ 230.0
EVS hybrid
After-tax gain on sale upon closing of transaction, per diluted share		$ 0.04
Gain on sale of a product line		$ 34.0